Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000027914
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(7.41%)	0.91%	12.26%	8.55%
C000027913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(4.52%)	3.50%	12.42%	8.23%
C000027917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000132087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000027914
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.15%)	5.52%	13.56%	9.32%
Without Sales Load [Member] | C000027911
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.29%)	5.32%	13.26%	9.03%
Without Sales Load [Member] | C000027913
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.65%)	4.45%	12.42%	8.23%
Without Sales Load [Member] | C000027917
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.25%)	5.58%	13.54%	9.32%
Without Sales Load [Member] | C000132087
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.21%)	5.64%	13.57%	9.36%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.74%)	12.10%	15.61%	12.32%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.74%)	12.10%	15.61%	12.32%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.74%)	12.10%	15.61%	12.32%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.74%)	12.10%	15.61%	12.32%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.74%)	12.10%	15.61%	12.32%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	(1.86%)	8.55%	13.00%	8.36%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	(1.86%)	8.55%	13.00%	8.36%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	(1.86%)	8.55%	13.00%	8.36%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	(1.86%)	8.55%	13.00%	8.36%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	(1.86%)	8.55%	13.00%	8.36%